Other financial liabilities measured at amortized cost (Detail) - CHF (SFr) SFr in Millions		Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Prime brokerage payables	[1]				SFr 29,646
Other accrued expenses		SFr 2,178	SFr 2,277		2,444
Accrued interest expenses		1,288	1,291		1,513
Settlement and clearing accounts		1,257	1,067		1,395
Other		2,186	1,276		1,338
Total other financial liabilities measured at amortized cost		SFr 6,909	SFr 5,911	SFr 6,686	SFr 36,337

[1]
Upon adoption of IFRS 9 on 1 January 2018, the classification of prime brokerage receivables and payables changed from amortized cost to fair value through profit or loss, and brokerage receivables and payables are now presented separately on the balance sheet. Refer to Note 19 for more information.